Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share Details [Abstract]
Net loss attributed to shareholders	$ (13,680)	$ (17,887)	$ (165,678)
Basic weighted average number of shares (in 000s)	24,400	24,853	25,442
Basic loss per share	$ (0.56)	$ (0.72)	$ (2.17)
Diluted loss per share	$ (0.56)	$ (0.72)	$ (2.17)